Label	Element	Value
Longterm Decommissioning Restoration And Other Provisions	rdsa_LongtermDecommissioningRestorationAndOtherProvisions	$ 21,186,000,000
Current Decommissioning Restoration And Other Provisions	rdsa_CurrentDecommissioningRestorationAndOtherProvisions	3,341,000,000
Decommissioning Restoration And Other Provisions	rdsa_DecommissioningRestorationAndOtherProvisions	24,527,000,000
Deferred Tax Liability Before Offsetting	rdsa_DeferredTaxLiabilityBeforeOffsetting	32,070,000,000
Deferred Tax Assets Before Offsetting	rdsa_DeferredTaxAssetsBeforeOffsetting	29,330,000,000
Other temporary differences [member]
Deferred Tax Liability Before Offsetting	rdsa_DeferredTaxLiabilityBeforeOffsetting	2,769,000,000
Deferred Tax Assets Before Offsetting	rdsa_DeferredTaxAssetsBeforeOffsetting	4,276,000,000
Retirement Benefits [Member]
Deferred Tax Liability Before Offsetting	rdsa_DeferredTaxLiabilityBeforeOffsetting	1,674,000,000
Deferred Tax Assets Before Offsetting	rdsa_DeferredTaxAssetsBeforeOffsetting	3,310,000,000
Property, Plant And Equipment Related Temporary Differences [Member]
Deferred Tax Liability Before Offsetting	rdsa_DeferredTaxLiabilityBeforeOffsetting	27,627,000,000
Deferred Tax Assets Before Offsetting	rdsa_DeferredTaxAssetsBeforeOffsetting	3,718,000,000
Decommissioning And Other Provisions [Member]
Deferred Tax Assets Before Offsetting	rdsa_DeferredTaxAssetsBeforeOffsetting	5,859,000,000
Tax Losses Carried Forward [Member]
Deferred Tax Assets Before Offsetting	rdsa_DeferredTaxAssetsBeforeOffsetting	12,167,000,000
IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	4,000,000	[1]
IFRS 9 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(50,000,000)
Accumulated other comprehensive income [member]
Accumulated Other Comprehensive Income As Revised	rdsa_AccumulatedOtherComprehensiveIncomeAsRevised	(22,182,000,000)
Other Reserves As Revised	rdsa_OtherReservesAsRevised	(22,182,000,000)
Share Plan Reserve [Member]
Other Reserves As Revised	rdsa_OtherReservesAsRevised	1,440,000,000
Share Premium Reserve [Member]
Other Reserves As Revised	rdsa_OtherReservesAsRevised	154,000,000
Shares Held In Trust [Member]
Equity	ifrs-full_Equity	(917,000,000)
Equity	ifrs-full_Equity	(1,260,000,000)
Shares Held In Trust [Member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	0	[1]
Shares Held In Trust [Member] | IFRS 9 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	0
Issued capital [member]
Equity	ifrs-full_Equity	696,000,000
Equity	ifrs-full_Equity	685,000,000
Issued capital [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	0	[1]
Issued capital [member] | IFRS 9 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	0
Retained earnings [member]
Equity	ifrs-full_Equity	177,733,000,000
Equity	ifrs-full_Equity	182,610,000,000
Retained earnings [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	4,000,000	[1]
Retained earnings [member] | IFRS 9 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	88,000,000
Cash Flow Hedging Gains Losses [Member]
Accumulated Other Comprehensive Income As Revised	rdsa_AccumulatedOtherComprehensiveIncomeAsRevised	(627,000,000)
Non-controlling interests [member]
Equity	ifrs-full_Equity	3,456,000,000
Equity	ifrs-full_Equity	3,888,000,000
Non-controlling interests [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	0	[1]
Non-controlling interests [member] | IFRS 9 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	0
Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income As Revised	rdsa_AccumulatedOtherComprehensiveIncomeAsRevised	(8,735,000,000)
Merger reserve [member]
Other Reserves As Revised	rdsa_OtherReservesAsRevised	37,298,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	198,650,000,000
Equity	ifrs-full_Equity	194,306,000,000
Equity attributable to owners of parent [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	4,000,000	[1]
Equity attributable to owners of parent [member] | IFRS 9 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(50,000,000)
Equity Instrument Remeasurements [Member]
Accumulated Other Comprehensive Income As Revised	rdsa_AccumulatedOtherComprehensiveIncomeAsRevised	1,975,000,000
Other reserves [member]
Other Reserves As Revised	rdsa_OtherReservesAsRevised	16,794,000,000
Equity	ifrs-full_Equity	16,794,000,000
Equity	ifrs-full_Equity	16,615,000,000
Other reserves [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	0	[1]
Other reserves [member] | IFRS 9 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	rdsa_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(138,000,000)
Debt Instruments Remeasurements [Member]
Accumulated Other Comprehensive Income As Revised	rdsa_AccumulatedOtherComprehensiveIncomeAsRevised	(6,000,000)
Capital redemption reserve [member]
Other Reserves As Revised	rdsa_OtherReservesAsRevised	84,000,000
Deferred Cost Of Hedging [Member]
Accumulated Other Comprehensive Income As Revised	rdsa_AccumulatedOtherComprehensiveIncomeAsRevised	(144,000,000)
Retirement Benefits Remeasurements [Member]
Accumulated Other Comprehensive Income As Revised	rdsa_AccumulatedOtherComprehensiveIncomeAsRevised	(14,645,000,000)
Legal proceedings provision [member]
Longterm Decommissioning Restoration And Other Provisions	rdsa_LongtermDecommissioningRestorationAndOtherProvisions	1,247,000,000
Current Decommissioning Restoration And Other Provisions	rdsa_CurrentDecommissioningRestorationAndOtherProvisions	213,000,000
Decommissioning Restoration And Other Provisions	rdsa_DecommissioningRestorationAndOtherProvisions	1,460,000,000
Redundancy [Member]
Longterm Decommissioning Restoration And Other Provisions	rdsa_LongtermDecommissioningRestorationAndOtherProvisions	280,000,000
Current Decommissioning Restoration And Other Provisions	rdsa_CurrentDecommissioningRestorationAndOtherProvisions	441,000,000
Decommissioning Restoration And Other Provisions	rdsa_DecommissioningRestorationAndOtherProvisions	721,000,000
Other Provision [Member]
Longterm Decommissioning Restoration And Other Provisions	rdsa_LongtermDecommissioningRestorationAndOtherProvisions	1,528,000,000
Current Decommissioning Restoration And Other Provisions	rdsa_CurrentDecommissioningRestorationAndOtherProvisions	1,547,000,000
Decommissioning Restoration And Other Provisions	rdsa_DecommissioningRestorationAndOtherProvisions	3,075,000,000
Other environment related provision [member]
Longterm Decommissioning Restoration And Other Provisions	rdsa_LongtermDecommissioningRestorationAndOtherProvisions	1,074,000,000
Current Decommissioning Restoration And Other Provisions	rdsa_CurrentDecommissioningRestorationAndOtherProvisions	264,000,000
Decommissioning Restoration And Other Provisions	rdsa_DecommissioningRestorationAndOtherProvisions	1,338,000,000
Provision for decommissioning, restoration and rehabilitation costs [member]
Longterm Decommissioning Restoration And Other Provisions	rdsa_LongtermDecommissioningRestorationAndOtherProvisions	17,057,000,000
Current Decommissioning Restoration And Other Provisions	rdsa_CurrentDecommissioningRestorationAndOtherProvisions	876,000,000
Decommissioning Restoration And Other Provisions	rdsa_DecommissioningRestorationAndOtherProvisions	17,933,000,000
Gross carrying amount [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	430,395,000,000
Right-of-use assets	ifrs-full_RightofuseAssets	32,114,000,000
Gross carrying amount [member] | Exploration and evaluation assets [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	21,181,000,000
Gross carrying amount [member] | Manufacturing Supply And Distribution [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	97,694,000,000
Gross carrying amount [member] | Production [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	285,252,000,000
Gross carrying amount [member] | Other property, plant and equipment [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	26,268,000,000
Gross carrying amount [member] | Exploration and evaluation assets [member]
Right-of-use assets	ifrs-full_RightofuseAssets	0
Gross carrying amount [member] | Manufacturing Supply And Distribution [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	10,718,000,000
Gross carrying amount [member] | Production [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	16,379,000,000
Gross carrying amount [member] | Other assets [member]
Right-of-use assets	ifrs-full_RightofuseAssets	5,017,000,000
Derivatives [member]
Net debt	ifrs-full_NetDebt	1,345,000,000
Non Current Debt [Member]
Net debt	ifrs-full_NetDebt	79,815,000,000
Cash And Cash Equivalent [Member]
Net debt	ifrs-full_NetDebt	(26,741,000,000)
Current Debt [Member]
Net debt	ifrs-full_NetDebt	$ 13,046,000,000

[1]	[A] See Note 3.